FT Energy Income Partners Enhanced Income ETF Investment Objectives and Goals - FT Energy Income Partners Enhanced Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Energy Income Partners Enhanced Income ETF (EIPI)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Energy Income Partners Enhanced Income ETF (the "Fund") seeks a high level of total return with an emphasis on current distributions paid to shareholders.